Consolidated Statements of Financial Position (Parentheticals) (USD $)	Oct. 31, 2012	Oct. 31, 2011
Common Stock, Par Value (in Dollars per share)	$ 0	$ 0
Common Stock, Issued	61,909,101	62,378,521
Common Stock, Outstanding	61,909,101	62,378,521